Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Reserves on trade accounts receivable	$ 14.4	$ 10.5
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000